Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies and Commitments [Abstract]
Schedule of contractual obligations
	As of December 31,
	2022	2021
	MCh$	MCh$
Personal guarantees	924,173	579,051
Personal guarantees in local currency	483,807	349,906
Personal guarantees in foreign currency	440,366	229,145
Letter of credits of merchandise traffic operations	255,522	377,308
Transactions related to contingent events	1,476,599	1,390,410
Transactions related to contingent events in local currency	1,216,117	1,204,670
Transactions related to contingent events in foreign currency	260,482	185,740
Unrestricted prompt cancel credit lines	8,974,077	8,986,535
Other credit commitments	324,962	265,517
Credit for university studies	1,617	2,640
Other irrevocable credit commitments	323,345	262,877
Total	11,945,333	11,598,821

Schedule of holds securities in the normal course
	As of December 31,
	2022	2021
	MCh$	MCh$
Third party operations
Collections	104,972	109,465
Transferred financial assets managed by the Bank	9,090	16,987
Assets from third parties managed by the Bank and its affiliates	1,081,895	1,307,727
Subtotal	1,195,957	1,434,179
Custody of securities

Securities held in custody	9,057,428	7,022,067
Securities held in custody deposited in other entity	756,880	820,948
Issued securities held in custody	12,397,099	9,713,122
Subtotal	22,211,407	17,556,137
Total	23,407,364	18,990,316